Summary of significant accounting policies - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Incremental borrowing rate applied to lease liabilities		4.55%
Right-of-use assets	€ 5,140	€ 3,526
Lease liabilities	4,348	€ 3,526
Depreciation expense	155
Interest expense	€ 43
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease period	3 years
Lease period, option to renew	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease period	10 years
Lease period, option to renew	5 years